Lease - Summary of Amounts Recognized in Consolidated Statement of Financial Position and Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 682,783	₩ 602,908	₩ 423,684
Interest expense on the lease liabilities		17,849	14,678
Expense relating to short-term lease		4,388	5,920
Expense relating to lease of low-value assets that are not short-term lease		10,089	8,434
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		3	262
Cash outflow for lease		272,050	267,864
The amounts recognized in the consolidated statement of financial position
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		587,143	579,661
Lease liabilities	[1]	592,697	578,808
The amounts recognized in the consolidated statement of financial position | Right-of-use property and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	584,541	576,047
The amounts recognized in the consolidated statement of financial position | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	557,122	544,075
The amounts recognized in the consolidated statement of financial position | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	20,281	18,416
The amounts recognized in the consolidated statement of financial position | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	7,138	13,556
The amounts recognized in the consolidated statement of financial position | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	2,602	3,614
The amounts recognized in the consolidated statement of comprehensive income
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		297,521	289,992
The amounts recognized in the consolidated statement of comprehensive income | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		271,703	262,240
The amounts recognized in the consolidated statement of comprehensive income | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		17,661	17,796
The amounts recognized in the consolidated statement of comprehensive income | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		7,145	8,944
The amounts recognized in the consolidated statement of comprehensive income | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 1,012	₩ 1,012

[1]	Included in property and equipment, intangible assets, and other liabilities.